Xtrackers MSCI Emerging Markets Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EM US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.29%	4.26%	5.13%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.12%	2.82%	3.44%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.23%	2.55%	3.08%
Xtrackers MSCI Emerging Markets Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	3.45%	3.99%
Performance Inception Date	Jun. 09, 2011